Pay vs Performance Disclosure	12 Months Ended
	Feb. 28, 2026 USD ($)	Feb. 28, 2026 SGD ($)	Feb. 28, 2025 SGD ($)	Feb. 29, 2024 SGD ($)
Pay vs Performance Disclosure [Table]
Net Income (Loss)	$ (4,829,622)	$ (6,102,710)	$ (452,450)	$ 33,348